Segment Reporting	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Segment Reporting

Note 16. Segment Reporting

The Company has three operating segments—insurance, asset management and Strong Global Entertainment. The chief operating decision maker (“CODM”) is the Company’s Chief Executive Officer. The measure of profit or loss used by the CODM to identify and measure the Company’s reportable segments is income before income tax. Our insurance segment consists of the operations of our Cayman Islands-based reinsurance subsidiary, FGRe, as well as the returns associated with the investments made by our reinsurance operations. Our asset management segment includes our holdings made outside of reinsurance operations. Our Strong Global Entertainment segment includes Strong/MDI, which is a leading premium screen and projection coatings supplier in the world, and STS, which provides comprehensive managed service offerings with 24/7/365 support nationwide to ensure solution uptime and availability.

The following table presents the financial information for each segment that is specifically identifiable or based on allocations using internal methodology as of and for the three March 31, 2024 and 2023. The ‘other’ category in the table below consists largely of corporate general and administrative expenses which have not been allocated to a specific segment. Segment assets for the “other” category primarily consist of unrestricted cash in the amounts of $1.4 million as of March 31, 2024.

(in thousands) For the three months ended March 31, 2024	Insurance	Asset Management	Strong Global Entertainment	Other	Total
Net premiums earned	$775	$–	$–	$–	$775
Net investment income	(451)	(2,948)	–	–	(3,399)
Product sales	–	–	8,022	–	8,022
Service revenues	–	–	3,048	197	3,245
Total revenue	324	(2,948)	11,070	197	8,643
Income (loss) from continuing operations before income tax	(254)	(2,949)	252	(1,186)	(4,137)

For the three months ended March 31, 2023
Net premiums earned	$–	$–	$–	$–	$–
Net investment income	–	(3,542)	–	–	(3,542)
Product sales	–	–	7,204	–	7,204
Service revenues	–	–	2,747	158	2,905
Total revenue	–	(3,542)	9,951	158	6,567
Loss from continuing operations before income tax	–	(3,542)	576	(1,131)	(4,097)

As of March 31, 2024
Segment assets	$38,628	$38,863	$20,651	$12,137	$110,279

The following tables disaggregate the Company’s product sales and services revenue by major source for the three months ended March 31, 2024 and 2023:

	Three Months Ended March 31, 2024			Three Months Ended March 31, 2023
(in thousands)	Strong Entertainment	Other	Total	Strong Entertainment	Other	Total
Screen system sales	$3,035	$-	$3,035	$2,958	$-	$2,958
Digital equipment sales	4,238	-	4,238	3,526	-	3,526
Extended warranty sales	58	-	58	51	-	51
Other product sales	691	-	691	669	-	669
Total product sales	8,022	-	8,022	7,204	-	7,204
Field maintenance and monitoring services	1,909	-	1,909	1,891	-	1,891
Installation services	936	-	936	802	-	802
Other service revenues	203	197	400	54	158	212
Total service revenues	3,048	197	3,245	2,747	158	2,905
Total	$11,070	$197	$11,267	$9,951	$158	$10,109

The following tables disaggregate the Company’s revenue by the timing of transfer of goods or services to the customer for the three months March 31, 2024 and March 31, 2023:

(in thousands)	Three Months Ended March 31, 2024			Three Months Ended March 31, 2023
	Strong Entertainment	Other	Total	Strong Entertainment	Other	Total
Point in time	$9,473	$2	$9,475	$8,430	$14	$8,444
Over time	1,597	195	1,792	1,521	144	1,665
Total	$11,070	$197	$11,267	$9,951	$158	$10,109

At March 31, 2024, the unearned revenue amount associated with maintenance and monitoring services and extended warranty sales in which the Company is the primary obligor was $0.4 million. The Company expects to recognize $0.4 million of unearned revenue amounts during the remainder of 2024 and immaterial amounts during 2025-2026. The amount expected to be recorded during 2024 includes $0.1 million related to long-term projects that the Company’s uses the percentage-of- completion method to recognize revenue.

The following tables summarize the Company’s products and services revenue by geographic area for the three months ended March 31, 2024 and 2023:

(in thousands)	Three Months Ended March 31, 2024	Three Months Ended March 31, 2023
United States	$9,826	$8,735
Canada	163	313
China	81	22
Mexico	18	-
Latin America	160	256
Europe	656	396
Asia (excluding China)	88	153
Other	275	234
Total	$11,267	$10,109

FG Group Holdings Inc [Member]
Segment Reporting

17. Business Segment Information

The Company conducts its operations primarily through its Strong Entertainment business segment which manufactures and distributes premium large format projection screens and provides technical support services and other related products and services to the cinema exhibition industry, theme parks, schools, museums and other entertainment-related markets. Strong Entertainment also distributes and supports third party products, including digital projectors, servers, library management systems, menu boards and sound systems. Strong Studios, which is part of the Strong Entertainment operating segment, develops and produces original feature films and television series. The Company’s operating segments were determined based on the manner in which management organizes segments for making operating decisions and assessing performance.

	Years Ended December 31,
	2023	2022
	(in thousands)
Net revenues
Strong Entertainment	$42,616	$38,953
Other	712	1,370
Total net revenues	43,328	40,323

Gross profit
Strong Entertainment	10,577	9,462
Other	987	1,370
Total gross profit	11,564	10,832

Operating income (loss)
Strong Entertainment	1,016	3,316
Other	(445)	(736)
Total segment operating income	571	2,580
Unallocated administrative expenses	(4,020)	(4,385)
Loss from operations	(3,449)	(1,805)
Other (loss) income, net	(3,731)	(4,724)
(Loss) income from continuing operations before income taxes and equity method holding (loss) income	$(7,180)	$(6,529)

	Years Ended December 31,
	2023	2022
	(in thousands)
Capital expenditures:
Strong Entertainment	$429	$253
Other	19	662
Total capital expenditures from continuing operations	$448	$915

Depreciation, amortization and impairment:
Strong Entertainment	$596	$697
Other	540	700
Total depreciation, amortization and impairment from continuing operations	$1,136	$1,397

(In thousands)	December 31, 2023	December 31, 2022
Identifiable assets
Strong Entertainment	$22,083	$35,392
Corporate assets	40,060	36,361
Total	$62,143	$71,753

Summary by Geographical Area

	Years December 31,
(In thousands)	2023	2022
Net revenues
United States	$36,822	$34,955
Canada	1,192	1,622
China	22	327
Mexico	145	20
Latin America	593	592
Europe	1,450	1,076
Asia (excluding China)	2,265	809
Other	839	922
Total	$43,328	$40,323

(In thousands)	December 31, 2023	December 31, 2022
Identifiable assets
United States	$33,518	$51,423
Canada	28,625	20,330
Total	$62,143	$71,753

Net revenues by business segment are to unaffiliated customers. Net revenues by geographical area are based on destination of sales. Identifiable assets by geographical area are based on location of facilities.